Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ (1,208)	$ 4,607	$ 2,318
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	1,200	(1,800)	(141)
Not designated as hedging instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,092)	1,768	(4,959)
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	(1,200)	4,600	2,300
Not designated as hedging instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	11	4,751	2,595
Not designated as hedging instrument [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,970)	(2,090)	(6,987)
Not designated as hedging instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(133)	(893)	(567)
Not designated as hedging instrument [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(611)	(778)	0
Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	755	1,061	(26)
Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(62)	2,694	2,178
Economic hedges [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	494	(1,192)	(2,122)
Economic hedges [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	335	(455)	(77)
Economic hedges [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(12)	14	(5)
Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(51)	2,787	2,177
Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(51)	2,787	2,177
Economic hedges [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	495	(1,167)	(2,120)
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	495	(1,167)	(2,120)
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains (losses) on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	311	(559)	(83)
Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(11)	(93)	1
Economic hedges [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1)	(25)	(2)
Economic hedges [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	335	(455)	(77)
Economic hedges [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(12)	14	(5)
Economic hedges [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(611)	(778)	0
Economic hedges [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(611)	(778)	0
Economic hedges [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,847)	707	(4,933)
Customer accommodation trading and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,279	943	323
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	133	446	164
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,993)	(770)	(5,347)
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	827	89	47
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(93)	(1)	(120)
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	62	1,964	418
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	62	1,964	418
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,465)	(923)	(4,867)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,217	(1,021)	(95)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	133	446	164
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,549)	(436)	(4,863)
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	827	89	47
Customer accommodation trading and other derivatives [Member] | Net gains (losses) on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(93)	(1)	(120)
Customer accommodation trading and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(444)	(334)	(484)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(444)	(334)	(484)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	$ 0	$ 0	$ 0